UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6456

        Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Premier Municipal Income Fund, Inc. (NPF) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.5% (1.0% of Total Investments)
$ 1,200	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	$1,244,064
	System Inc., Series 2005A, 5.250%, 11/15/20
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,095,290
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)
2,000	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/23 –	3/14 at 100.00	Aaa	2,105,540
	FGIC Insured

4,200	Total Alabama			4,444,894

	Alaska – 0.7% (0.4% of Total Investments)
2,000	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.000%,	6/09 at 101.00	AAA	2,074,060
	6/01/49 – MBIA Insured

	Arizona – 5.5% (3.6% of Total Investments)
2,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A,	10/14 at 100.00	AAA	2,127,820
	5.000%, 10/01/21
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24	12/15 at 100.00	BBB	103,211
135	5.250%, 12/01/25	12/15 at 100.00	BBB	139,761
7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	AA	7,904,550
	Revenue Bonds, Series 2002B, 5.000%, 1/01/25
6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	AA	6,521,580
	Revenue Refunding Bonds, Series 2002A, 5.250%, 1/01/15

15,735	Total Arizona			16,796,922

	Arkansas – 0.0% (0.0% of Total Investments)
41	Drew County Public Facilities Board, Arkansas, FNMA Mortgage-Backed Single Family Revenue	2/06 at 101.00	Aaa	41,626
	Refunding Bonds, Series 1993A-2, 7.900%, 8/01/11
38	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds,	9/06 at 100.00	Aaa	38,526
	Series 1993A, 7.900%, 9/01/11

79	Total Arkansas			80,152

	California – 23.1% (15.1% of Total Investments)
3,250	Anaheim City School District, Orange County, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	3,450,655
	2005, 5.000%, 8/01/23 – FGIC Insured
5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	6,042,439
	12/01/21 – AMBAC Insured
1,800	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	1,835,568
	Series 2005, 4.750%, 10/01/28
2,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	7/26 at 100.00	A–	2,102,460
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
4,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	4,578,120
	Series 2005, 5.000%, 11/15/27
1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA–	1,102,450
4,000	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A	4,180,960
4,000	California, General Obligation Bonds, Series 2005, 5.000%, 8/01/22	8/15 at 100.00	A	4,218,080
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	1,064,370
	Company, Series 1996A, 5.300%, 7/01/21
28,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	17,786,716
	1995A, 0.000%, 1/01/17 (ETM)
2,350	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	2,478,122
	2005B, 5.000%, 8/01/26 – FGIC Insured
3,255	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	AAA	3,464,817
	5.000%, 7/01/22 – AMBAC Insured
1,640	North Orange County Community College District, California, General Obligation Bonds, Series	8/14 at 100.00	AAA	1,791,536
	2003B, 5.000%, 8/01/16 (Pre-refunded 8/01/14) – FGIC Insured
	Peralta Community College District, Alameda County, California, General Obligation Bonds,
	Series 2005D:
1,995	5.000%, 8/01/24 – FSA Insured	8/13 at 102.00	AAA	2,111,747
2,090	5.000%, 8/01/25 – FSA Insured	8/13 at 102.00	AAA	2,207,291
7,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	8,068,425
	Project, Series 2002, 5.000%, 8/01/17 (Pre-refunded 8/01/10) – MBIA Insured
3,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AAA	3,690,820
	Series 2005B, 5.000%, 8/01/26 – FGIC Insured

77,570	Total California			70,174,576

	Colorado – 2.2% (1.4% of Total Investments)
	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds,
	Series 2004:
1,000	5.000%, 12/01/23 – FGIC Insured	12/14 at 100.00	AAA	1,058,100
1,500	5.000%, 12/01/24 – FGIC Insured	12/14 at 100.00	AAA	1,583,745
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	1,008,370
	Society, Series 2005, 5.000%, 6/01/29
1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,165,525
	5.000%, 9/01/25
1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series	12/09 at 101.00	Aaa	1,089,700
	1999A, 5.750%, 12/01/23 (Pre-refunded 12/01/09) – FSA Insured
750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	BBB	778,717
	5.000%, 1/15/17

6,400	Total Colorado			6,684,157

	Connecticut – 1.1% (0.7% of Total Investments)
2,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	2,120,200
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	1,331,759
	6.250%, 11/15/18

3,300	Total Connecticut			3,451,959

	Florida – 4.4% (2.9% of Total Investments)
4,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 – MBIA Insured	10/06 at 102.00	AAA	4,131,760
	(Alternative Minimum Tax)
1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	1,889,550
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30
	(Alternative Minimum Tax)
2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	2,602,500
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13
4,790	Jacksonville, Florida, Sales Tax Revenue Bonds, River City Renaissance Project, Series 1996,	4/06 at 101.00	AAA	4,850,498
	5.125%, 10/01/18 – FGIC Insured

12,990	Total Florida			13,474,308

	Georgia – 4.3% (2.8% of Total Investments)
8,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	8,516,480
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 – MBIA Insured (Alternative Minimum Tax)
4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A,	11/13 at 100.00	AAA	4,415,831
	5.125%, 11/01/17 – MBIA Insured

12,105	Total Georgia			12,932,311

	Hawaii – 0.8% (0.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	1/09 at 101.00	AAA	2,411,213
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)

	Idaho – 0.0% (0.0% of Total Investments)
140	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%,	7/06 at 102.00	Aa1	140,567
	7/01/14 (Alternative Minimum Tax)

	Illinois – 11.1% (7.3% of Total Investments)
790	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago	No Opt. Call	AAA	901,350
	Board of Education, Series 1990B, 7.000%, 1/01/15 (ETM) – MBIA Insured
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement	No Opt. Call	AAA	3,824,944
	Project, Series 1999, 0.000%, 1/01/24 – FGIC Insured
8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 – AMBAC	No Opt. Call	AAA	10,284,660
	Insured
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,025,800
	5.500%, 5/15/32
4,020	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House	3/06 at 100.00	A	4,024,663
	of Maywood Development, Series 1992, 7.000%, 9/01/18
1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 –	2/12 at 100.00	AAA	1,631,055
	FGIC Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	AA–	897,031
1,750	5.250%, 1/01/30	1/16 at 100.00	AA–	1,832,600
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – MBIA Insured	No Opt. Call	AAA	4,715,816
10,775	0.000%, 12/15/24 – MBIA Insured	No Opt. Call	AAA	4,550,606

48,430	Total Illinois			33,688,525

	Indiana – 4.3% (2.8% of Total Investments)
	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series
	2003:
1,000	5.500%, 7/15/19 – FSA Insured	1/14 at 100.00	AAA	1,107,650
2,275	5.500%, 7/15/23 – FSA Insured	1/14 at 100.00	AAA	2,519,904
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AAA	2,839,339
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – MBIA Insured
2,350	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AAA	2,577,527
	(Pre-refunded 6/01/13) – FSA Insured
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	BBB	1,003,190
	2005, 5.250%, 2/15/28
2,860	St. Joseph County PHM Elementary/Middle School Building Corporation, Indiana, First Mortgage	No Opt. Call	A	3,010,121
	Bonds, Series 1994, 6.300%, 1/15/09

15,665	Total Indiana			13,057,731

	Iowa – 1.3% (0.9% of Total Investments)
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	3,959,320
	5.500%, 6/01/42

	Kentucky – 1.0% (0.7% of Total Investments)
3,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AAA	3,187,620
	5.000%, 8/01/22 – FSA Insured

	Louisiana – 1.8% (1.2% of Total Investments)
1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic	3/06 at 103.00	AAA	1,350,427
	Assisted Care Facility, Series 1995, 6.850%, 9/01/25
3,950	Morehouse Parish, Louisiana, Pollution Control Revenue Bonds, International Paper Company,	No Opt. Call	BBB	4,245,539
	Series 2002A, 5.700%, 4/01/14

5,260	Total Louisiana			5,595,966

	Maine – 4.5% (2.9% of Total Investments)
7,965	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	8,040,349
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)
5,420	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2004A-2, 5.000%,	5/13 at 100.00	AA+	5,559,023
	11/15/21 (Alternative Minimum Tax)

13,385	Total Maine			13,599,372

	Maryland – 0.7% (0.5% of Total Investments)
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	2,106,960
	Series 2004, 5.375%, 8/15/24

	Massachusetts – 3.3% (2.2% of Total Investments)
1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,050,260
	5.625%, 10/01/24
3,360	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	3,570,773
	5.000%, 8/15/22 – FSA Insured
1,900	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/20 (Pre-refunded 10/01/13)	10/13 at 100.00	AA (4)	2,079,664
3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	AAA	3,289,530
	(Pre-refunded 1/01/14) – FGIC Insured

9,260	Total Massachusetts			9,990,227

	Michigan – 2.1% (1.4% of Total Investments)
2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 – XLCA Insured	4/13 at 100.00	AAA	3,137,531
3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	AAA	3,281,732
	2002C, 5.375%, 12/01/19 – FGIC Insured

5,950	Total Michigan			6,419,263

	Minnesota – 4.8% (3.1% of Total Investments)
4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	4,409,291
1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	A–	1,048,380
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.250%, 2/15/21
2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds,	12/13 at 100.00	BBB+	2,516,870
	HealthPartners Inc., Series 2003, 6.000%, 12/01/20
	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,
	Series 2004-5Y:
530	5.250%, 10/01/19	10/14 at 100.00	A2	570,047
1,500	5.250%, 10/01/34	10/14 at 100.00	A2	1,572,225
1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,071,060
3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street,	12/13 at 100.00	AA+	3,276,240
	Series 2003, 5.250%, 12/01/20

13,670	Total Minnesota			14,464,113

	Mississippi – 1.0% (0.7% of Total Investments)
1,525	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,542,232
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
1,500	Mississippi State University Educational Building Corporation, Revenue Bonds, Residence Hall	8/15 at 100.00	AAA	1,559,220
	and Campus Improvement Project, Series 2005, 5.000%, 8/01/28 – MBIA Insured

3,025	Total Mississippi			3,101,452

	Missouri – 1.0% (0.7% of Total Investments)
2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	3,049,862
	Health System, Series 2004, 5.500%, 2/15/24

	Nebraska – 2.2% (1.4% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	A1	1,674,437
	Medical Center, Series 2003, 5.000%, 11/15/16
2,320	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12 (ETM)	3/06 at 100.00	A+ (4)	2,490,033
2,350	NebHelp Inc., Nebraska, Senior Subordinate Bonds, Student Loan Program, Series 1993A-5B,	No Opt. Call	AAA	2,386,918
	6.250%, 6/01/18 – MBIA Insured (Alternative Minimum Tax)

6,250	Total Nebraska			6,551,388

	New Hampshire – 1.9% (1.2% of Total Investments)
5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Remarketed Revenue Bonds,	7/10 at 101.00	Aaa	5,261,400
	Countryside LP, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)
390	New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown Northwood Academy, Series 1994,	No Opt. Call	N/R	394,169
	7.250%, 5/01/09

5,390	Total New Hampshire			5,655,569

	New Jersey – 2.9% (1.9% of Total Investments)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	AA–	1,069,880
	5.250%, 9/01/24
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	3,349,410
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	1,601,055
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	2,635,025

8,000	Total New Jersey			8,655,370

	New York – 18.8% (12.3% of Total Investments)
10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	10,919,600
	Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded
	5/15/10) – FSA Insured
1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	1,613,400
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/19
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	3,299,488
	5.000%, 11/15/30
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	5,347,500
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
1,795	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/07 at 101.00	AAA	1,862,169
	Series 1998A, 5.125%, 8/15/21 (Pre-refunded 8/15/07)
15	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.875%, 2/15/19	2/06 at 101.50	A+	15,252
4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A+	4,546,831
1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A+	1,300,260
4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A+	4,288,320
3,500	New York City, New York, General Obligation Bonds, Fiscal Series 2005O, 5.000%, 6/01/30	6/15 at 100.00	A+	3,608,535
900	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	2/06 at 100.00	AAA	903,177
	Hospital and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,491,930
	5.250%, 6/01/22
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
6,460	5.000%, 1/01/25 – FSA Insured	7/15 at 100.00	AAA	6,824,861
2,580	5.000%, 1/01/26 – FSA Insured	7/15 at 100.00	AAA	2,717,514
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	1,954,655
	5.000%, 3/15/24 – FSA Insured
1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,058,800
	2004A, 5.125%, 1/01/22
3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AA–	3,258,930
	Series 2005, 5.000%, 12/01/16

53,515	Total New York			57,011,222

	North Carolina – 4.1% (2.7% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	AAA	12,375,759
	1993B, 6.000%, 1/01/22 – CAPMAC Insured

	Ohio – 2.0% (1.3% of Total Investments)
2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	Aa2	2,107,280
	12/01/24
4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33	4/33 at 100.00	BBB+	3,888,120
	(Mandatory put 4/01/14) (Alternative Minimum Tax)

6,000	Total Ohio			5,995,400

	Oklahoma – 0.3% (0.2% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB–	503,385
450	5.375%, 9/01/36	9/16 at 100.00	BBB–	451,782

950	Total Oklahoma			955,167

	Oregon – 1.3% (0.9% of Total Investments)
	Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA–	1,910,616
1,990	5.000%, 8/01/23	8/14 at 100.00	AA–	2,097,719

3,785	Total Oregon			4,008,335

	Pennsylvania – 2.3% (1.5% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	3,175,410
	5.000%, 12/01/23 – MBIA Insured
1,590	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	2/06 at 100.00	AAA	1,598,125
	Valley Medical Center, Series 1992, 7.000%, 8/01/22
2,000	Pittsburgh Water and Sewerage Authority, Pennsylvania, First Lien Water and Sewerage System	9/15 at 100.00	AAA	2,087,360
	Revenue Bonds, Series 2005, 5.000%, 9/01/29 – MBIA Insured

6,590	Total Pennsylvania			6,860,895

	Rhode Island – 2.6% (1.7% of Total Investments)
7,655	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	8,029,636
	Series 2002A, 6.000%, 6/01/23

	South Carolina – 7.8% (5.1% of Total Investments)
2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A–	2,602,375
	Assets for Education, Series 2003, 5.250%, 12/01/24
4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	4,630,228
	GROWTH, Series 2004, 5.250%, 12/01/23
3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/13 at 100.00	AA–	3,562,644
	2003, 5.250%, 12/01/19
3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	3,858,703
	5/01/21 – AMBAC Insured
1,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,578,405
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30
605	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+	678,786
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34
4,895	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB+ (4)	5,674,529
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34 (Pre-refunded 8/01/13)
1,145	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB	1,206,979
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22

22,010	Total South Carolina			23,792,649

	South Dakota – 0.6% (0.4% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,866,813
	Hospitals, Series 2004A, 5.500%, 11/01/31

	Tennessee – 1.3% (0.8% of Total Investments)
2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AAA	2,153,071
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – MBIA Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,665,584
	States Health Alliance, Series 2006A, 5.500%, 7/01/36 (WI/DD, Settling 2/14/06)

3,660	Total Tennessee			3,818,655

	Texas – 5.7% (3.7% of Total Investments)
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	Baa2	1,192,154
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	3,204,300
	5/15/25 – MBIA Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	No Opt. Call	BBB–	415,328
500	5.125%, 8/15/26	No Opt. Call	BBB–	503,110
2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	2,428,284
	Corporation, Series 2003C, 5.250%, 5/15/25 – AMBAC Insured
2,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	2,102,440
	2001, 5.375%, 2/15/26
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	1,009,820
	2001C, 5.200%, 5/01/28
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 – AMBAC Insured	8/13 at 100.00	AAA	3,814,050
2,250	5.250%, 2/15/19 – AMBAC Insured	8/13 at 100.00	AAA	2,434,050
70	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding	No Opt. Call	Aaa	70,258
	Bonds, Series 1995, 8.125%, 1/01/11

16,085	Total Texas			17,173,794

	Utah – 0.3% (0.2% of Total Investments)
595	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/11 at 100.00	Aa2	611,636
	(Alternative Minimum Tax)
35	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	1/07 at 102.00	AA	35,298
	(Alternative Minimum Tax)
255	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	7/07 at 101.50	AA	262,321
	(Alternative Minimum Tax)

885	Total Utah			909,255

	Washington – 11.2% (7.3% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,774,450
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
7,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/13 at 100.00	Aaa	7,663,180
	2003A, 5.500%, 7/01/16
6,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds,	6/11 at 101.00	AAA	6,491,531
	Evergreen Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 – AMBAC Insured
5,000	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,411,500
	2001, 5.500%, 3/01/12 – FSA Insured
1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	No Opt. Call	Baa3	1,077,840
	Series 2003, 6.000%, 12/01/23
9,750	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT 6, 6.250%, 2/01/11	No Opt. Call	Aa1	10,531,755

31,410	Total Washington			33,950,256

	West Virginia – 1.9% (1.2% of Total Investments)
2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,225,060
	10/01/23 – AMBAC Insured
3,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B,	11/13 at 101.00	AAA	3,436,902
	5.250%, 11/01/23 – AMBAC Insured

5,150	Total West Virginia			5,661,962

	Wisconsin – 5.1% (3.3% of Total Investments)
5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	5,967,448
	Inc., Series 2001, 6.000%, 7/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB+	1,050,390
	Series 2004, 5.375%, 5/01/18
2,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	AA–	2,440,404
	Health Obligated Group, Series 2001, 5.375%, 10/01/30
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/10 at 101.00	AA	5,435,800
	Series 1999, 6.250%, 2/15/18 – RAAI Insured
455	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A,	7/06 at 100.00	AA	455,742
	6.850%, 11/01/12

14,475	Total Wisconsin			15,349,784

	Wyoming – 0.1% (0.1% of Total Investments)
600	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB–	610,434
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 467,754	Total Investments (cost $439,606,976) – 152.9%			464,117,873

	Other Assets Less Liabilities – 1.4%			4,510,957

	Preferred Shares, at Liquidation Value – (54.3)%			(165,000,000)

	Net Assets Applicable to Common Shares – 100%			$303,628,830

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s
Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
WI/DD	Investment purchased on a when-issued or delayed delivery basis.
N/R	Investment is not rated.
(ETM)	Security is escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $439,550,965.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$25,490,433
Depreciation	(923,525)

Net unrealized appreciation (depreciation) of investments	$24,566,908

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.